EQUITY (Details) - Schedule of balance of other sundry reserves - Other Sundry Reserves [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EQUITY (Details) - Schedule of balance of other sundry reserves [Line Items]
Opening balance	$ 2,638,916	$ 2,639,780	$ 2,640,281
Transactions with minorities	(184,135)
Legal reserves	(2,312)	(864)	(501)
Closing balance	$ 2,638,916	$ 2,639,780	$ 2,640,281